Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Years ended March 31,
	2018		2017		2016
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands U.S. dollars, except share amounts and EPS)
Basic EPS
Numerator
Net income attributable to the Group	$37,986	$19,027	$40,346	$22,292	$42,976	$27,275
Denominator
Weighted average number of ordinary shares	22,455,494	11,247,575	21,436,667	11,844,104	20,156,818	12,792,989
Basic EPS
Net income attributable to the Group	$1.69	$1.69	$1.88	$1.88	$2.13	$2.13
Net income attributable to the Group	37,986	19,027	40,346	22,292	42,976	27,275
Reallocation of net income as a result of conversion of Class B to Class A ordinary shares	19,027	—	22,292	—	27,275	—
Net income attributable to the Group	$57,013	$19,027	$62,638	$22,292	$70,251	$27,275
Denominator
Conversion of Class B to Class A shares	11,247,575	—	11,844,104	—	12,792,989	—
Stock option plans	544,736	544,736	719,903	719,903	1,138,407	1,138,407
Diluted weighted average number of ordinary shares outstanding	34,247,805	11,792,311	34,000,674	12,564,007	34,088,214	13,931,396
Diluted net income attributable to the Group per share	$1.66	$1.61	$1.84	$1.77	$2.06	$1.96